Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 74,739		¥ 74,739		¥ 67,820
Accumulated impairments and downward adjustments	(15,732)		(15,732)		(14,062)
Accumulated upward adjustments	2,111		2,111		¥ 1,742
Impairments and downward adjustments	(307)	¥ 0	(397)	¥ (368)
Upward adjustments	¥ 180	¥ 286	¥ 1,136	¥ 1,182